Income tax - Valuation Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Movement of valuation allowance
Balance at beginning of the year	¥ 5,380,024	¥ 3,151,394	¥ 1,061,275
Additions	1,226,423	2,228,630	2,090,119
Reversals	(1,266,564)
Balance at end of the year	5,339,883	¥ 5,380,024	¥ 3,151,394
Accumulated net operating losses	¥ 7,292,000